Business Combinations - Additional Information (Detail) - Beijing OrionStar [Member] - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2023	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Percentage on additional equity shares acquired	35.17%
Total cash consideration	¥ 268,724		¥ 268,724
Remeasurement gain			6,036
Existing shareholding percentage before acquisition	37.74%
Percentage of equity interest held on acquisition	72.91%	73.95%
Business combination revenues			14,810
Business combination losses			¥ 4,738
Business combination expected revenues				¥ 768,152	¥ 1,063,970
Business combination expected losses				¥ 728,995	¥ 652,497